EARNINGS PER SHARE (EPS) - Diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allocated net income available to Common and Preferred shareholders
Net income	R$ 1,387,020	R$ 4,566,317	R$ 7,501,565
Common shares
Allocated net income available to Common and Preferred shareholders
Net income	497,038	1,574,058	2,576,016
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(2,152)	(6,853)	(13,627)
Net income available to owners of parent including effects of dilutive shares	R$ 494,886	R$ 1,567,205	R$ 2,562,389
Outstanding shares
Weighted-average number of shares outstanding	718,139,434	720,527,899	720,527,899
Earnings per share - Diluted (Common and Preferred Shares)	R$ 0.69	R$ 2.18	R$ 3.56
Preferred shares
Allocated net income available to Common and Preferred shareholders
Net income	R$ 889,982	R$ 2,992,259	R$ 4,925,549
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	2,152	6,853	13,627
Net income available to owners of parent including effects of dilutive shares	R$ 892,134	R$ 2,999,112	R$ 4,939,176
Outstanding shares
Weighted-average number of shares outstanding	1,285,879,767	1,369,712,176	1,377,906,016
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	8,713,373	9,139,396	11,159,835
Total	1,294,593,140	1,378,851,572	1,389,065,851
Earnings per share - Diluted (Common and Preferred Shares)	R$ 0.69	R$ 2.18	R$ 3.56